Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000000677 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%	[1]
C000000677 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%	[1]
C000000677 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[1]
C000000677 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[1]
C000000677 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[1]
C000000677 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[1]
C000000677 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[1]
C000000677 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
C000000677 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
C000000677 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[1]
C000000677 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000000677 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000000677 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000677 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000677 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000677 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000677 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000677 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000677 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000677 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000677 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000677 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000679 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%	[2]
C000000679 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%	[2]
C000000679 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[2]
C000000679 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[2]
C000000679 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[2]
C000000679 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[2]
C000000679 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[2]
C000000679 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[2]
C000000679 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[2]
C000000679 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[2]
C000000679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000000679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000000679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000679 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000679 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000679 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000680 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%	[3]
C000000680 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%	[3]
C000000680 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[3]
C000000680 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[3]
C000000680 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[3]
C000000680 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[3]
C000000680 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[3]
C000000680 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[3]
C000000680 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[3]
C000000680 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[3]
C000000680 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000000680 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000000680 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000680 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000680 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000680 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000680 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000680 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000680 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000680 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000680 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000680 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081511 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%	[4]
C000081511 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%	[4]
C000081511 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[4]
C000081511 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[4]
C000081511 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[4]
C000081511 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[4]
C000081511 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[4]
C000081511 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[4]
C000081511 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[4]
C000081511 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[4]
C000081511 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000081511 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000081511 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000081511 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000081511 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000081511 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000081511 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000081511 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000081511 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081511 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081511 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081511 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000069441 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%	[5]
C000069441 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%	[5]
C000069441 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[5]
C000069441 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[5]
C000069441 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[5]
C000069441 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[5]
C000069441 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[5]
C000069441 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[5]
C000069441 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[5]
C000069441 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[5]
C000069441 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000069441 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000069441 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000069441 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000069441 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000069441 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000069441 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000069441 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069441 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069441 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069441 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069441 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021943 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%	[6]
C000021943 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%	[6]
C000021943 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[6]
C000021943 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[6]
C000021943 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[6]
C000021943 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[6]
C000021943 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[6]
C000021943 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[6]
C000021943 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[6]
C000021943 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[6]
C000021943 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000021943 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000021943 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000021943 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021943 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021943 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021943 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021943 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021943 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021943 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021943 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021943 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000120713 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%	[7]
C000120713 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%	[7]
C000120713 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[7]
C000120713 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[7]
C000120713 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[7]
C000120713 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[7]
C000120713 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[7]
C000120713 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[7]
C000120713 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[7]
C000120713 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[7]
C000120713 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000120713 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000120713 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000120713 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000120713 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000120713 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000120713 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000120713 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000120713 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000120713 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120713 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120713 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000691 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[8]
C000000691 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[8]
C000000691 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[8]
C000000691 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[8]
C000000691 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[8]
C000000691 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[8]
C000000691 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[8]
C000000691 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[8]
C000000691 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[8]
C000000691 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[8]
C000000691 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000000691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000000691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000691 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000691 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000691 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000691 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000691 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000691 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000693 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[9]
C000000693 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[9]
C000000693 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[9]
C000000693 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[9]
C000000693 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[9]
C000000693 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[9]
C000000693 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[9]
C000000693 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[9]
C000000693 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[9]
C000000693 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[9]
C000000693 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000693 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000000693 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000000693 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000693 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000693 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000693 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000693 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000693 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000693 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000693 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000693 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029594 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[10]
C000029594 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[10]
C000029594 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[10]
C000029594 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[10]
C000029594 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[10]
C000029594 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[10]
C000029594 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[10]
C000029594 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[10]
C000029594 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[10]
C000029594 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[10]
C000029594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000029594 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000029594 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000029594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000029594 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000029594 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000029594 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000029594 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029594 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000029594 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000029594 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069443 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[11]
C000069443 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[11]
C000069443 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[11]
C000069443 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[11]
C000069443 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[11]
C000069443 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[11]
C000069443 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[11]
C000069443 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[11]
C000069443 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[11]
C000069443 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[11]
C000069443 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000069443 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000069443 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000069443 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069443 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000069443 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000069443 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000069443 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000069443 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069443 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000069443 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069443 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029595 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[12]
C000029595 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[12]
C000029595 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[12]
C000029595 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[12]
C000029595 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[12]
C000029595 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[12]
C000029595 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[12]
C000029595 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[12]
C000029595 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[12]
C000029595 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[12]
C000029595 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000029595 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000029595 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000029595 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000029595 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029595 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000029595 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000029595 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000029595 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029595 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000029595 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000029595 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021945 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[13]
C000021945 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[13]
C000021945 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[13]
C000021945 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[13]
C000021945 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[13]
C000021945 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[13]
C000021945 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[13]
C000021945 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[13]
C000021945 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[13]
C000021945 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[13]
C000021945 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021945 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000021945 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000021945 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021945 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021945 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000021945 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021945 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021945 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021945 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021945 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021945 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120714 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[14]
C000120714 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[14]
C000120714 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[14]
C000120714 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[14]
C000120714 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[14]
C000120714 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[14]
C000120714 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[14]
C000120714 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[14]
C000120714 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[14]
C000120714 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[14]
C000120714 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000120714 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000120714 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000120714 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000120714 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000120714 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000120714 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000120714 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000120714 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000120714 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000120714 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000120714 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000063683 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%	[15]
C000063683 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%	[15]
C000063683 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%	[15]
C000063683 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[15]
C000063683 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[15]
C000063683 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[15]
C000063683 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[15]
C000063683 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[15]
C000063683 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[15]
C000063683 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[15]
C000063683 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000063683 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000063683 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063683 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000063683 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000063683 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000063683 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000063683 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000063685 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%	[16]
C000063685 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%	[16]
C000063685 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%	[16]
C000063685 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[16]
C000063685 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[16]
C000063685 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[16]
C000063685 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[16]
C000063685 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[16]
C000063685 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[16]
C000063685 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[16]
C000063685 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000063685 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000063685 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063685 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000063685 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000063685 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000063685 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000063685 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000063686 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%	[17]
C000063686 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%	[17]
C000063686 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%	[17]
C000063686 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[17]
C000063686 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[17]
C000063686 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[17]
C000063686 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[17]
C000063686 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[17]
C000063686 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[17]
C000063686 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[17]
C000063686 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000063686 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000063686 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063686 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000063686 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000063686 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000063686 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000063686 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081512 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%	[18]
C000081512 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%	[18]
C000081512 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%	[18]
C000081512 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[18]
C000081512 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[18]
C000081512 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[18]
C000081512 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[18]
C000081512 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[18]
C000081512 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[18]
C000081512 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[18]
C000081512 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000081512 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000081512 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000081512 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000081512 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000081512 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000081512 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000081512 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069444 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%	[19]
C000069444 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%	[19]
C000069444 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%	[19]
C000069444 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[19]
C000069444 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[19]
C000069444 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[19]
C000069444 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[19]
C000069444 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[19]
C000069444 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[19]
C000069444 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[19]
C000069444 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000069444 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000069444 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000069444 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000069444 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000069444 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000069444 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069444 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069445 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%	[20]
C000069445 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%	[20]
C000069445 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%	[20]
C000069445 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[20]
C000069445 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[20]
C000069445 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[20]
C000069445 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[20]
C000069445 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[20]
C000069445 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[20]
C000069445 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[20]
C000069445 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000069445 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000069445 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000069445 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000069445 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000069445 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000069445 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069445 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000188847 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%	[21]
C000188847 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%	[21]
C000188847 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%	[21]
C000188847 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[21]
C000188847 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[21]
C000188847 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[21]
C000188847 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[21]
C000188847 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[21]
C000188847 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[21]
C000188847 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[21]
C000188847 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000188847 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000188847 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000188847 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000188847 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000188847 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000188847 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000188847 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209248 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%	[22]
C000209248 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[22]
C000209248 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[22]
C000209248 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[22]
C000209248 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[22]
C000209248 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[22]
C000209248 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[22]
C000209248 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[22]
C000209248 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[22]
C000209248 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[22]
C000209248 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000209248 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000209248 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209248 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209248 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209248 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209248 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209248 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209248 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209248 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209247 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%	[23]
C000209247 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[23]
C000209247 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[23]
C000209247 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[23]
C000209247 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[23]
C000209247 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[23]
C000209247 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[23]
C000209247 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[23]
C000209247 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[23]
C000209247 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[23]
C000209247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000209247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000209247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209247 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209246 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%	[24]
C000209246 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[24]
C000209246 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[24]
C000209246 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[24]
C000209246 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[24]
C000209246 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[24]
C000209246 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[24]
C000209246 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[24]
C000209246 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[24]
C000209246 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[24]
C000209246 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000209246 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000209246 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209246 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209246 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209246 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209246 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209246 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209246 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209246 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209246 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209246 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209245 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%	[25]
C000209245 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[25]
C000209245 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[25]
C000209245 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[25]
C000209245 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[25]
C000209245 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[25]
C000209245 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[25]
C000209245 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[25]
C000209245 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[25]
C000209245 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[25]
C000209245 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000209245 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000209245 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209245 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209245 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209245 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209245 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209245 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209245 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209245 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209245 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209245 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209244 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%	[26]
C000209244 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[26]
C000209244 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[26]
C000209244 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[26]
C000209244 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[26]
C000209244 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[26]
C000209244 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[26]
C000209244 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[26]
C000209244 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[26]
C000209244 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[26]
C000209244 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000209244 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000209244 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209244 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209244 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209244 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209244 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209244 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209244 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209244 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209244 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209244 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209243 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%	[27]
C000209243 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[27]
C000209243 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[27]
C000209243 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[27]
C000209243 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[27]
C000209243 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[27]
C000209243 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[27]
C000209243 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[27]
C000209243 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[27]
C000209243 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[27]
C000209243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000209243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000209243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209243 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209243 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209243 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209243 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209266 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%	[28]
C000209266 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[28]
C000209266 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[28]
C000209266 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[28]
C000209266 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[28]
C000209266 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[28]
C000209266 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[28]
C000209266 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[28]
C000209266 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[28]
C000209266 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[28]
C000209266 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000209266 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209266 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209266 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209266 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209266 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209266 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000209266 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209266 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209266 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209266 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209266 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209253 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%	[29]
C000209253 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[29]
C000209253 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[29]
C000209253 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[29]
C000209253 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[29]
C000209253 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[29]
C000209253 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[29]
C000209253 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[29]
C000209253 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[29]
C000209253 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[29]
C000209253 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000209253 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209253 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209253 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209253 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209253 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209253 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000209253 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209253 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209253 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209253 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209253 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209256 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%	[30]
C000209256 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[30]
C000209256 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[30]
C000209256 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[30]
C000209256 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[30]
C000209256 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[30]
C000209256 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[30]
C000209256 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[30]
C000209256 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[30]
C000209256 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[30]
C000209256 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000209256 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209256 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209256 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209256 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209256 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209256 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000209256 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209256 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209256 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209256 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209256 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209258 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%	[31]
C000209258 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[31]
C000209258 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[31]
C000209258 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[31]
C000209258 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[31]
C000209258 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[31]
C000209258 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[31]
C000209258 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[31]
C000209258 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[31]
C000209258 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[31]
C000209258 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000209258 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209258 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209258 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209258 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209258 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209258 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000209258 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209258 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209258 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209258 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209258 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209260 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%	[32]
C000209260 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[32]
C000209260 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[32]
C000209260 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[32]
C000209260 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[32]
C000209260 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[32]
C000209260 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[32]
C000209260 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[32]
C000209260 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[32]
C000209260 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[32]
C000209260 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000209260 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209260 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209260 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209260 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209260 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209260 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000209260 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209260 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209260 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209260 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209260 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209264 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%	[33]
C000209264 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[33]
C000209264 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[33]
C000209264 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[33]
C000209264 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[33]
C000209264 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[33]
C000209264 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[33]
C000209264 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[33]
C000209264 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[33]
C000209264 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[33]
C000209264 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000209264 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209264 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209264 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209264 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209264 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209264 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000209264 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209264 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209264 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209264 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209264 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209276 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%	[34]
C000209276 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.93%	[34]
C000209276 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[34]
C000209276 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[34]
C000209276 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[34]
C000209276 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[34]
C000209276 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[34]
C000209276 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[34]
C000209276 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[34]
C000209276 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[34]
C000209276 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000209276 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209276 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209276 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209276 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209276 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209276 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209276 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209276 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209276 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209276 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209276 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209268 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%	[35]
C000209268 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.93%	[35]
C000209268 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[35]
C000209268 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[35]
C000209268 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[35]
C000209268 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[35]
C000209268 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[35]
C000209268 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[35]
C000209268 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[35]
C000209268 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[35]
C000209268 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000209268 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209268 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209268 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209268 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209268 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209268 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209268 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209268 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209268 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209268 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209268 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209270 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%	[36]
C000209270 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.93%	[36]
C000209270 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[36]
C000209270 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[36]
C000209270 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[36]
C000209270 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[36]
C000209270 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[36]
C000209270 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[36]
C000209270 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[36]
C000209270 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[36]
C000209270 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000209270 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209270 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209270 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209270 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209270 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209270 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209270 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209270 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209270 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209270 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209270 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209271 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%	[37]
C000209271 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.93%	[37]
C000209271 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[37]
C000209271 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[37]
C000209271 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[37]
C000209271 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[37]
C000209271 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[37]
C000209271 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[37]
C000209271 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[37]
C000209271 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[37]
C000209271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000209271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209271 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209271 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209271 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209271 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209272 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%	[38]
C000209272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.93%	[38]
C000209272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[38]
C000209272 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[38]
C000209272 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[38]
C000209272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[38]
C000209272 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[38]
C000209272 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[38]
C000209272 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[38]
C000209272 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[38]
C000209272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000209272 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209272 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209272 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209272 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209272 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209272 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209273 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%	[39]
C000209273 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.93%	[39]
C000209273 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[39]
C000209273 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[39]
C000209273 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[39]
C000209273 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[39]
C000209273 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[39]
C000209273 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[39]
C000209273 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[39]
C000209273 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[39]
C000209273 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000209273 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209273 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209273 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209273 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209273 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209273 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209273 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209273 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209273 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209273 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209273 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any
[19]	Excluding money market fund holdings, if any
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.